Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,351	$ 11,415	$ 11,189	$ 12,403	$ 11,459	$ 11,428	$ 10,696	$ 10,649	$ 9,892	$ 9,575	$ 13,183
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	12,092	11,280	11,115	12,438	11,554	11,626	10,941	10,988	10,263	10,000	$ 12,839
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name											Class C1 (with sales charge)
Accumulated Value	12,452	11,561	11,375	12,662	11,732	11,759	11,049	11,040	10,298	10,000	$ 13,230
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,326,567	1,222,658	1,194,523	1,321,685	1,215,873	1,210,627	1,127,903	1,121,093	1,036,927	1,000,000	$ 1,419,758
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	1,334,587	1,231,202	1,201,728	1,328,165	1,220,749	1,214,322	1,130,358	1,122,521	1,037,233	1,000,000	$ 1,429,941
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,140,472	1,085,120	1,122,940	1,235,579	1,244,311	1,129,947	1,045,465	1,053,897	1,059,350	1,000,000	$ 1,179,040
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,140,472	1,085,120	1,122,940	1,235,579	1,244,311	1,129,947	1,045,465	1,053,897	1,059,350	1,000,000	$ 1,179,040
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	11,765	11,129	11,402	12,607	12,561	11,476	10,609	10,669	10,607	10,000	$ 12,236
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	11,765	11,129	11,402	12,607	12,561	11,476	10,609	10,669	10,607	10,000	$ 12,236
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	11,765	11,129	11,402	12,607	12,561	11,476	10,609	10,669	10,607	10,000	$ 12,236
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	1,176,495	1,112,881	1,140,188	1,260,729	1,256,095	1,147,612	1,060,938	1,066,931	1,060,725	1,000,000	$ 1,223,575
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	$ 1,176,495	$ 1,112,881	$ 1,140,188	$ 1,260,729	$ 1,256,095	$ 1,147,612	$ 1,060,938	$ 1,066,931	$ 1,060,725	$ 1,000,000	$ 1,223,575